Vessels, net/Advances for vessel acquisition/Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, net/Advances for vessel acquisition/Assets held for sale [Abstract]
Vessels, Net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178
Acquisitions, improvements, and other vessel costs	37,860,709	—	37,860,709
Vessel disposals	(31,967,118)	3,413,088	(28,554,030)
Transfer to Assets held for sale (c)	(24,031,208)	2,912,304	(21,118,904)
Period depreciation	—	(2,890,885)	(2,890,885)
Balance June 30, 2023	$83,984,463	$(6,201,395)	$77,783,068

Advances for Vessel Acquisition	Advances for vessel acquisition:

Advances for vessel acquisition
Balance December 31, 2022	$—
Advances for vessel acquisition and other vessel pre-delivery costs	3,390,000
Balance June 30, 2023	3,390,000